Other Financial Assets - Summary of Other Financial Assets (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of financial assets [line items]
Investments accounted for using equity method	€ (1,425)	€ (2,348)
Other Investments	(459)	(471)
Financial Investments	0	0
Deposits And Guarantees	303	303
Liquidity Contract Net	354	531
Other financial assets	3,065	4,125
Current loans and receivables	524	472
Other current financial assets	0	0
Other non-current financial assets	3,065	4,125
Loans And Receivables, Variations	(524)	(472)
Long Term Deposits And Guarantees, Variations	(303)	€ (303)
Liquidity Contract, Variations	(354)
CAPTECH Santé
Disclosure of financial assets [line items]
Other Investments	€ (500)
Other Investments - Number of units of subscription	50
Other Investments - Subscription paid	€ 225
Other Investments - Remaining subscription	€ 225
Other Investments - Percentage of Subscription paid	50.00%
Profit (loss) on disposal of investments and changes in value of investments	€ 41
Increase
Disclosure of financial assets [line items]
Investments accounted for using equity method	0
Other Investments	12
Loans And Receivables, Variations	(51)
Long Term Deposits And Guarantees, Variations	(30)
Liquidity Contract, Variations	0
Financial Assets, Variations	(70)
Decrease
Disclosure of financial assets [line items]
Investments accounted for using equity method	(923)
Other Investments	0
Loans And Receivables, Variations	0
Long Term Deposits And Guarantees, Variations	(29)
Liquidity Contract, Variations	(177)
Financial Assets, Variations	€ (1,129)